LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
LOSS PER SHARE
Schedule of loss per share

	For the years ended December 31,
	2021	2020	2019
Weighted average number of Common Shares	62,973,995	16,667,810	6,511,672
Loss for the year	$(24,889,069)	$(28,695,041)	$(35,131,015)
Basic and diluted loss per share	$(0.40)	$(1.72)	$(5.40)